Share based payments	12 Months Ended
Dec. 31, 2017
Share Based Payments
Share based payments
(23)	Share based payments

The Company authorized the implementation of an incentive plan (the “Share Based Plan”) on January 27, 2012 whereby eligible recipients, including directors, officers, certain employees, receive a special cash payout if certain redemption conditions are met.

The Share Based Plan participants have the option to redeem the vested portion of their respective rights for cash, with the payment being equal to the difference between the trading share price of the preferred shares of Avianca Holdings S.A., as reported by the Colombian Stock Exchange during the 30 calendar days immediately preceding redemption, and COP$5,000.

18,026,158 awards were issued on March 15, 2012, and will vest in equal tranches over a 4 year period, with the first tranche vesting on March 15, 2013, and subsequent tranches vesting on each subsequent anniversary date. Upon vesting, each tranche must be redeemed within 5 years and no later than March 2021.

On November 5, 2013, the Company listed its American Depositary Shares (“ADS”) in the New York Stock Exchange. As a consequence, the terms of the Share Based Plan were modified as follows: Starting on the effective date of the sale of ADSs in the market, the value of each award, as long as the result is positive, will result from: i) calculating the difference between the average quote of the ADSs representative of preferred shares of Avianca Holdings S.A., as reported by the New York Stock Exchange during the 30 calendar days immediately prior to each vesting date of the Share Based Plan and the price of $15, and ii) dividing the latter calculation by eight, considering that each ADS represents eight preferred shares and applying the resulting amount by the exchange rate of COP$1,901.22 per $1, (the exchange rate as of November 5, 2013 or the effective date of listing of the ADSs in the New York Stock Exchange). However, this modification does not affect Tranche 1.

Additionally, the Company issued 2,000,000 new awards (“New Awards”) for the Board of Directors and C Levels on November 6, 2013. These New Awards vest in four equal tranches and expire five year after the vesting date. The value of each New Award is determined in the same way as the modified terms of the Share Based Plan. On March 11, 2014, the Company revised the New Awards and reduced them to 1,840,000 units.

As of December 31, 2017, active beneficiaries have been awarded with 13,307,451 units out of 18,026,158 initially approved and issued, and have redeemed 480,025 units, corresponding to the vesting periods March 15, 2012–2013 and March 15, 2013–2014. Total awards to be redeemed as of December 31, 2017 are equal to 12,827,426.

A summary of the terms of the awards excluding the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
March 15, 2013	25%	From March 16, 2013 through March 15, 2018

March 15, 2014	25%	From March 16, 2014 through March 15, 2019

March 15, 2015	25%	From March 16, 2015 through March 15, 2020

March 15, 2016	25%	From March 16, 2016 through March 15, 2021

A summary of the terms of the 1,840,000 New Awards is as follows:

Vesting dates	Percentage vesting	Redemption period
November 6, 2014	25%	From November 7, 2014 through November 6, 2019

November 6, 2015	25%	From November 7, 2015 through November 6, 2020

November 6, 2016	25%	From November 7, 2016 through November 6, 2021

November 6, 2017	25%	From November 7, 2017 through November 6, 2022

Participants who are terminated, or resigned, cease to be part of the Share Based Plan. The awards were only issued to board members and key management.

The Company has determined the fair value of the outstanding awards as of December 31, 2017 and 2016 using the Turnbull–Wakeman model, which is a variation of the Black–Scholes model and was deemed to be an appropriate valuation model given the requirement that the share price be above a certain threshold for 30 days prior to redemption.

For the valuation as of December 31, 2017, the Turnbull–Wakeman model uses several inputs including:

•	Expected term of 0.10 to 2.42 years

•	Time in averaging period of 0.08 years

•	Stock price of COP$2,950 in the Colombian Stock Exchange and $8.03 in the New York Stock Exchange

•	Strike price of COP$5,000 for tranche 1 and $15 for tranches 2, 3, 4, and for the New Awards in all tranches

•	Risk free rate of 1.80% to 4.43%

•	Dividend yield of 1.69%

•	Volatility of 19.58% to 48.87%

For the valuation as of December 31, 2016, the Turnbull–Wakeman model uses several inputs including:

•	Expected term of 0.60 to 3.35 years

•	Time in averaging period of 0.08 years

•	Stock price of COP$3,600 in the Colombian Stock Exchange and $9.64 in the New York Stock Exchange

•	Strike price of COP$5,000 for tranche 1 and $15 for tranches 2, 3, 4, and for the New Awards in all tranches

•	Risk free rate of 0.96% to 5.61%

•	Dividend yield of 1.39%

•	Volatility of 44.20% to 56.57%

Since Avianca Holdings S.A. has a public traded history of approximately four and a half years for the preferred shares, which is shorter than all the expected terms except for Tranche 1–3 of the original Share Based Plan and Tranche 1 and 2 of the New Awards, the Company used data for guideline public companies similar to Avianca Holdings S.A. to estimate its equity volatility.

Based on the aforementioned assumptions, the Company determined that the loss (income) of the Share Based Plan Awards for the period ended December 31, 2017 and 2016 was $(1,002) and $1,111 respectively which has been recognized within operating profit. As of December 31, 2017 and 2016, $140 and $1,115, respectively, is reflected as a current liability on the Consolidated Statement of Financial Position.